Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 22 - COMMITMENTS AND CONTINGENCIES

Guarantees and pledged collateral for bank loans to other parties:

(1) Guarantees for bank loans

On March 15, 2013, the Company entered into a guarantee contract to serve as the guarantor of Nanlong Group Co., Ltd. (“NGCL”) for NGCL’s $2,740,665 (approximately RMB 20,000,000) loan from Shanghai Pudong Development Bank Jinhua Branch, for a term from March 15, 2013 to March 15, 2016. NGCL is not related to the Company. Under this guarantee contract, the Company agreed to assume joint liability as the loan guarantor. In April 2017, Shanghai Pudong Development Bank filed a lawsuit against NGCL, the Company and ten other parties in Zhejiang Province People’s Court in Yongkang City, alleging NGCL defaulted on a bank loan borrowed from Shanghai Pudong Development Bank for a principal amount of approximately $2.9 million and demanded that the guarantor bear the liability for compensation. On May 27, 2017, a judicial mediation took place in Yongkang City and parties reached a settlement in mediation, in which the plaintiff agreed NGCL would repay the loan principal and interest in installments. The settlement was executed starting from May 2019. Subsequently, on September 19, 2025, Mr. Hu Xiaoming and Nanlong Industry and Trade Co., Ltd. (an affiliate of NGCL) entered into a settlement arrangement with Zheshang Asset Management pursuant to which Mr. Hu Xiaoming, acting as the guarantor, agreed to a settlement amount of RMB 19,240,000, resulting in the termination of the related enforcement proceedings. On January 9, 2026, Mr. Hu Xiaoming, NGCL, and Zheshang Asset Management entered into a tripartite agreement pursuant to which, upon receipt of RMB 19,240,000, Zheshang Asset Management agreed to release Mr. Hu Xiaoming from his remaining guarantee obligations and release NGCL from its repayment obligations. The settlement was fully executed and completed as of January 9, 2026, therefore, the Company is no longer subject to any guaranty obligation thereafter.

(2) Pledged collateral for bank loans for which the parties other than the Company are the borrowers.

On November 28, 2025, Kandi Smart Battery Swap pledged a deposit (grouped in restricted cash on the balance sheet) to provide a guarantee of RMB 100,000,000 (approximately $14,000,000) in support of a RMB 96,600,000 bank loan obtained by an unrelated third party, and received corresponding interest income. The guarantee was released on February 11, 2026.

On December 24, 2025, Zhejiang Kandi Technologies pledged a deposit (grouped in restricted cash on the balance sheet) to provide a guarantee of RMB 100,000,000 (approximately $14,000,000) in support of a RMB 100,000,000 bank loan obtained by an unrelated third party and received corresponding interest income. The guarantee was released on March 24, 2026.

As of December 31, 2025 and December 31, 2024, none of the Company’s land use rights or plants and equipment were pledged as collateral securing bank loans for which the parties other than the Company are the borrowers.

Litigation

The Company records accruals for loss contingencies associated with these legal matters when it is probable that a liability will be incurred, and the amount of the loss can be reasonably estimated. As of December 31, 2025, the Company has determined that the liabilities associated with certain litigation matters are probable and can be reasonably estimated. The Company has accrued for these matters and will continue to monitor each related legal issue and adjust accruals as might be warranted based on new information and further developments in accordance with ASC 450-20-25.

Beginning in March 2017, putative shareholder class actions were filed against Kandi Technologies Group, Inc. (“Kandi”) and certain of its current and former directors and officers in the United States District Court for the Central District of California and the United States District Court for the Southern District of New York. The complaints generally alleged violations of the federal securities laws based on Kandi’s disclosure in March 2017 that its financial statements for the years 2014, 2015 and the first three quarters of 2016 would need to be restated and sought damages on behalf of putative classes of shareholders who purchased or acquired Kandi’s securities prior to March 13, 2017. Kandi moved to dismiss the remaining cases, all of which were pending in the New York federal court, that motion was granted in September 2019, and the time to appeal has run. In June 2020, a similar but separate putative securities class action was filed against Kandi and certain of its current and former directors and officers in California federal court. This action was transferred to the New York federal court in September 2020, Kandi moved to dismiss in March 2021, and that motion was granted in October 2021. The plaintiff in this case subsequently filed an amended complaint, Kandi moved to dismiss that complaint in January 2022, and the motion was granted in part and denied in part in September 2022. Both Kandi and plaintiff separately moved for summary judgment in February 2025, and the case was dismissed when Kandi’s motion was granted and plaintiff’s motion was denied on September 29, 2025. The time to appeal has run.

Beginning in May 2017, purported shareholder derivative actions based on the same underlying events described above were filed against certain current and former directors of Kandi in the United States District Court for the Southern District of New York. The New York federal court confirmed the voluntary dismissal of these actions in April 2019.

In October 2017, a shareholder filed a books and records action against the Company in the Delaware Court of Chancery pursuant to 8 Del. C. Section 220 seeking the production of certain documents generally relating to the same underlying items described above as well as attorney’s fees (the “Section 220 Litigation”). On September 28, 2018, the parties, through their respective counsel, agreed to dismiss the Section 220 Litigation with prejudice and with each party bearing its own attorney’s fees, costs, and expenses, thereby concluding the action. In February 2019, this same shareholder commenced a derivative action against certain current and former directors of Kandi in the Delaware Court of Chancery. A motion to dismiss this derivative action was filed in May 2019 and that motion was denied on April 27, 2020. Following Kandi’s reincorporation in the British Virgin Islands in April 2024, the directors and officers moved to dismiss the action, and that motion and a related request to appeal were denied. An amended complaint was filed in December 2024, a motion to dismiss was filed in January 2025, and that motion was denied on May 29, 2025. The case is proceeding with trial scheduled for June 2027.

Separately, in connection with allegations of misconduct identified in pre-suit demands made by putative shareholders of Kandi, Kandi formed a Special Litigation Committee (“SLC”) and retained a Delaware law firm as independent counsel to the SLC to aid in the SLC’s investigation of, and to ultimately report on, the allegations of misconduct set forth in the pre-suit demands. The SLC recommended to Kandi’s board of directors in June 2020 that the SLC be dissolved in light of the ongoing derivative action pending in the Delaware Court of Chancery, and this recommendation was adopted by the board in August 2020.

In December 2020, a putative securities class action was filed against Kandi and certain of its current officers in the United States District Court for the Eastern District of New York. The complaint generally alleges violations of the federal securities laws based on claims made in a report issued by Hindenburg Research in November 2020 and seeks damages on behalf of a putative class of shareholders who purchased or acquired Kandi’s securities prior to March 15, 2019. Kandi moved to dismiss in February 2022, that motion was granted in March 2024, and the time to appeal has run.

On September 21, 2023, the SEC filed a settled administrative order (the “Order”) against Kandi alleging violations of certain provisions of the United States’ securities laws. The Order sets forth certain findings, which the Company neither admits nor denies, regarding statements the Company made in its periodic filings and press releases that were issued during the years 2020 and 2019. These statements concerned the Company’s then plans to sell highway passenger electric vehicles in the United States. Pursuant to the Order, the Company agreed to settle and complete the payment of the settlement of $710,000 by September 30, 2023. The Company has fully paid the settlement.

On January 19, 2024, a party filed a lawsuit against SC with claims of breach of contract, defamation and tortious interference. SC asserted counterclaims against such party for breach of the same contract. This lawsuit is set for trial on September 15, 2025. Final Judgment was entered November 12, 2025, awarding the plaintiff with $33,033,699 in damages, plus $1,847,659.71 in attorney’s fees, future appellate fees and post-judgment interest at 7.25% annually. SC filed its appeal to the Dallas Court of Appeals on February 10, 2026, and the Company is vigorously contesting this matter. The appeal is in its early stages, and it will likely take 12 to 18 months for the Dallas Court of Appeals to issue a ruling. The Company has accrued for this matter, and will continue to monitor the development of this legal issue.

On January 10, 2025, the U.S. Department of Commerce announced its preliminary affirmative determination in the antidumping duty investigation of Chinese producers that have sold low-speed personal transportation vehicle (“LSPTVs”). Kandi Hainan is one of the companies being investigated, The Company is preparing responses for the questionnaires from the U.S. International Trade Commission. On June 23 and August 7, 2025, the United States Department of Commerce and the United States International Trade Commission (“ITC”) determined that importations of LSPTVs from China are likely to undermine seriously the remedial effect of the antidumping duty order imposed on these articles. Consequently, both Department of Commerce and the ITC made a determination of “critical circumstances,” which requires 90-day retroactive application of the antidumping duty. On March 18, 2026, the Company submitted a motion for judgment on the agency record against ITC. This motion asks the CIT to rule in the Company’s favor as a matter of law because ITC’s critical circumstances determination is contrary to law and not supported by substantial evidence. On April 13, 2026, a motion for judgment on the agency record was filed, asking CIT to rule in Company’s favor as a matter of law because Commerce’s critical circumstances determination is contrary to law and not supported by substantial evidence. The Company believes there is a reasonable likelihood that the Court could remand one or both determinations for further consideration. However, the Court may also affirm the agencies’ determinations. The Company’s estimated exposure associated with these duties is $6,932,581.78 plus applicable interest, subject to final liquidation and any subsequent administrative or judicial proceedings. The Company has accrued for this matter, and will continue to monitor the development of this legal issue.